Discontinued Operations (Details) - Schedule of discontinued operations and reconciliation of gain on sale of discontinued operations - Continuing Operations [Member]	May 06, 2020 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 222,591
Accounts and notes receivable, net	28,598,318
Inventories	77,049
Other receivables, net	1,815,307
Other receivables – related party	160,505
Prepayments and advances, net	15,077,736
Prepayment – related party	247,598
Total current assets	46,199,104
OTHER ASSETS:
Property, plant and equipment, net	795,974
Operating lease right-of-use assets	1,031,940
Total other assets	1,827,914
Total assets	48,027,018
CURRENT LIABILITIES:
Short-term loan - bank	23,996,261
Accounts payable	16,158,660
Customer deposits	888,592
Other payables	23,197,053
Other payables – related parties	6,541
Accrued liabilities	5,143,410
Operating lease liabilities- current	291,228
Taxes payable	154,680
Accrued contingent liabilities	6,997,071
Total current liabilities	76,833,496
OTHER LIABILITIES:
Operating lease liabilities - noncurrent	595,086
Total other liabilities	595,086
Total liabilities	77,428,582
Total net deficit	29,401,564
Additional paid-in-capital carryover	(13,128,249)
Retained earnings carryover	(7,486,219)
Total consideration received	600,000
Exchange rate effect	(2,764,813)
Total gain on sale of discontinued operations	$ 6,622,283